Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net earnings, including noncontrolling interests	$ 240	$ 211	$ 232
Adjustments:
Depreciation and amortization	(75)	(67)	(85)
Annuity benefits	800	724	641
Realized (gains) losses on investing activities	9	16	(35)
Net (purchases) sales of trading securities	(2)	7	1
Deferred annuity and life policy acquisition costs	(229)	(224)	(198)
Amortization of insurance acquisition costs	152	139	161
Change in:
Reinsurance recoverable	12	13	6
Accrued investment income	(20)	(30)	(17)
Funds held as collateral	(169)	74	0
Other assets	(57)	1	(9)
Life, accident and health reserves	(14)	15	(12)
Liability for funds held as collateral	169	(74)	0
Other liabilities	(83)	48	(113)
Other operating activities, net	(34)	2	(2)
Net cash provided by operating activities	699	855	570
Investing Activities:
Purchases of fixed maturities	(6,186)	(5,450)	(4,419)
Purchases of equity securities	(72)	(266)	(136)
Purchases of mortgage loans	(213)	(197)	(323)
Purchases of other investments	(320)	(272)	(189)
Purchases of real estate, property and equipment	(16)	(48)	(12)
Purchases of equity options — fixed indexed annuities	(358)	(301)	(221)
Proceeds from maturities and redemptions of fixed maturities	3,259	2,194	2,014
Proceeds from repayments of mortgage loans	203	209	98
Proceeds from sales of fixed maturities	528	281	103
Proceeds from sales of equity securities	96	106	45
Proceeds from sales of other investments	171	146	145
Proceeds from sales of real estate, property and equipment	14	26	5
Proceeds from exercise of equity options — fixed indexed annuities	248	326	352
Other investing activities, net	(41)	9	9
Net cash used in investing activities	(2,687)	(3,237)	(2,529)
Financing Activities:
Annuity receipts	4,435	4,139	3,692
Annuity surrenders, benefits and withdrawals	(2,275)	(2,002)	(1,747)
Net transfers from variable annuity assets	42	43	43
Advances from Federal Home Loan Bank	150	345	0
Capital contributions from parent	15	0	0
Cash dividends paid	(140)	(110)	(200)
Other financing activities, net	(2)	7	1
Net cash provided by (used in) financing activities	2,225	2,422	1,789
Net Change in Cash and Cash Equivalents	237	40	(170)
Cash and cash equivalents at beginning of period	262	222	392
Cash and cash equivalents at end of period	$ 499	$ 262	$ 222